Contract Assets and Contract Liabilities	3 Months Ended
Mar. 31, 2018
Contract Assets and Contract Liabilities [Abstract]
Contract Assets and Contract Liabilities
Contract Assets and Contract Liabilities
Costs incurred for mobilization, upfront modifications/upgrades and contract preparation are direct costs incurred to fulfill contracts and are expensed over the expected recognition period. Such costs are deferred and recorded as contract assets or contract liabilities.
The following table sets forth contract assets (mobilization and upgrade/modification costs) and contract liabilities (mobilization and upgrade/modification revenue) on the Condensed Consolidated Balance Sheets as of March 31, 2018 (in millions):

	Balance Sheet Classification	March 31, 2018	December 31, 2017
Contract assets
Current	Prepaid expenses and other current assets	$3.3	$2.8
Noncurrent	Other assets	—	—
		$3.3	$2.8

Contract liabilities
Current	Deferred revenue	$4.4	$1.1
Noncurrent	Other liabilities	0.3	0.5
		$4.7	$1.6

Presented in the table below are the changes in contract assets (mobilization and upgrade/modification costs) during the three months ended March 31, 2018 (in millions):

March 31, 2018
Deferred mobilization and upgrade/modification costs
Beginning balance	$2.8
Plus: contractual additions	3.3
Less: amortization	2.8
Ending deferred mobilization and upgrade/modification costs	$3.3

Presented in the table below are the changes in contract liabilities (mobilization and upgrade/modification revenue) during the three months ended March 31, 2018 (in millions):

March 31, 2018
Deferred mobilization and upgrade/modification revenue
Beginning balance	$1.6
Plus: contractual additions	3.7
Less: amortization	0.6
Ending deferred mobilization and upgrade/modification revenue	$4.7

No impairment losses were recognized on contract assets during the three months ended March 31, 2018.